SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 30,191,069	$ 23,834,129	$ 18,531,178
Interactive toys - animation series
Total revenues	1,969,141	160,672	522,638
Interactive toys - game series
Total revenues	15,905,314	21,152,258	16,896,944
Mobile game
Total revenues	2,473,162	2,521,199	1,111,596
Information service
Total revenues	4,328,591
Communication service
Total revenues	$ 5,514,861